Equity - Schedule of Distribution of Dividends (Detail) - CLP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of equity [line items]
Income attributable to equity holders	$ 113,684	$ 171,331	$ 67,821
Allocated to reserves and retained earnings		120,433	34,468
Allocated to dividends		$ 51,614	$ 22,979
Percentage distributed		0.30%	0.40%
Number of shares		512,406,760,091	512,406,760,091
Dividend per share		$ 0.10073	$ 0.04485
SBIF [member]
Disclosure of equity [line items]
Income attributable to equity holders		$ 172,047	$ 57,447